SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - HealthSun	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Concentration Risk [Line Items]
Concentration risk (as a percentage)	99.00%		100.00%	98.00%
Revenue
Concentration Risk [Line Items]
Concentration risk (as a percentage)	83.00%	95.00%	90.00%	99.00%